Taxation (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of Income Tax Benefits Included in Consolidated Statements of Comprehensive Loss
The current and deferred portions of income tax benefits included in the consolidated statements of operations are as follows:

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Current income tax expenses	38,915	141,101
Deferred income tax expenses (benefits) (i)	1,685	(52,259)

Total income tax expenses	40,600	88,842

(i)	The deferred income tax benefits for the six months ended June 30, 2020 represented mainly the deferred tax related to unrealized losses arisen from intercompany transactions.